Business Combination (Details) - Schedule of Assets Acquired and Liabilities Assumed - Business Combination [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022
Business Combination (Details) - Schedule of Assets Acquired and Liabilities Assumed [Line Items]
Cash, cash equivalents and restricted cash	$ 5,402	$ 5,402
Accounts receivable	4,822	4,822
Inventories	5,354	5,354
Prepaid expenses and other current assets	8,569	8,569
Property and equipment	830	830
Operating lease right-of-use assets	1,619	1,619
Intangible assets	43,100	43,100
Other non-current assets	112	112
Total identifiable assets acquired	69,808	69,808
Accounts payable	4,210	4,210
Accrued expenses and other current liabilities	11,845	11,845
Notes payable	20,823	20,823
Deferred revenue	73	73
Operating lease liabilities, net of current portion	1,132	1,132
Warranty provision, noncurrent	1,566	1,566
SAFE agreements	60,470	60,470
Total identifiable liabilities assumed	100,119	100,119
Net identifiable liabilities assumed	30,311	30,311
Goodwill	119,422	119,422
Total aggregate consideration paid	$ 89,111	$ 89,111